          As filed with the Securities and Exchange Commission on August 1, 2001


                                                     Securities Act No. 33-44964
                                        Investment Company Act File No. 811-6526

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.                           [ ]
                                              --


                  Post-Effective Amendment No. 85                       [X]
                                               --


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


                  Amendment No. 87                                      [X]
                                --



                               THE COVENTRY GROUP
                               ------------------
               (Exact Name of Registrant as Specified in Charter)


                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (614) 470-8000
                                                 -----------------

                           Patrick W.D. Turley, Esq.

                                   Dechert

                               1775 Eye Street, NW
                             Washington, D.C. 20006
                             ----------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------

                                R. Jeffrey Young
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219


It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                    [BOSTONTRUST INVESTMENT MANAGEMENT LOGO]

                              BOSTON BALANCED FUND

                        Prospectus dated August 1, 2001

Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                               TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND
EXPENSES

                                    ICON
Carefully review this                               3  Risk/Return Summary
important section for a                             5  Fund Expenses
summary of the Fund's
investments, risks and fees.

                                                INVESTMENT OBJECTIVES,
STRATEGIES AND RISKS

                                    ICON
This section contains                               6  Investment Objective
details on the Fund's                               7  Investment Risks
investment strategies and
risks.

                                                SHAREHOLDER INFORMATION

                                    ICON
Consult this section to                             8  Pricing of Fund Shares
obtain details on how shares                        8  Purchasing and Adding to
Your Shares
are valued, how to purchase,                       10  Selling Your Shares
sell and exchange shares,                          12  Exchanging Your Shares
related charges and payments                       13  Dividends, Distributions
and Taxes
of dividends.

                                                FUND MANAGEMENT

                                    ICON
Review this section for                            14  The Investment Adviser
details on the people and                          14  Portfolio Manager
organizations who oversee
the Fund and its
investments.

                                                FINANCIAL HIGHLIGHTS

                                    ICON
Review this section for                            15  Boston Balanced Fund
details on the selected
financial statements of the
Fund.

  RISK/RETURN SUMMARY


                      ICON

                               BOSTON BALANCED FUND

    INVESTMENT OBJECTIVES                      The Boston Balanced Fund seeks
long-term capital growth
                                               and income through an actively
managed portfolio of
                                               stocks, bonds and money market
instruments.

    PRINCIPAL INVESTMENT STRATEGIES            The Fund invests in stocks, bonds
and money market
                                               instruments, with at least 25% of
assets in fixed-income
                                               senior securities.

    PRINCIPAL INVESTMENT RISKS                 The Fund is subject to both stock
market risk and
                                               interest rate risk. Therefore,
the value of the Fund's
                                               investments will fluctuate with
market conditions and
                                               interest rates and the value of
your investment in the
                                               Fund will also vary. You could
lose money on your
                                               investment in the Fund, or the
Fund could underperform
                                               other investments.

    WHO MAY WANT TO INVEST?                    Consider investing in the Fund if
you are:
                                               - investing for a period of time
in excess of 3 to 5
                                                 years
                                               - able to bear the risk of market
value fluctuations in
                                                 the short-term
                                               - looking for a combination of
exposure to stock
                                                 investments for growth, and
bond investments for greater
                                                 stability of income and
principal
                                               This Fund will not be appropriate
for someone:
                                               - investing for a period of time
less than 3 to 5 years
                                               - not comfortable with market
fluctuations in the
                                                 short-term
                                               - looking primarily for a high
level of current income

  RISK/RETURN SUMMARY


                      ICON


The chart and table on this page show how the Boston Balanced Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception on December 1, 1995, to demonstrate that the Fund has both gained and lost value during its five year history. The table below it compares the Fund's performance over time to that of a blended benchmark index consisting of the Standard & Poors' 500(R) Composite Stock Index ("S&P 500 Index") (50%),(2) the Lehman Brothers Government/Credit Bond Index (40%)(3) and the 90 day U.S. Treasury Bill (10%).

PERFORMANCE BAR
CHART AND TABLE(1)

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/00


1996                                                          14.39
1997                                                          27.08
1998                                                          19.27
1999                                                           4.57
2000                                                           0.36


                                               Past performance does not
                                               indicate how the Fund will
                                               perform in the future.



                                                 Best quarter:  Q2 1997  +11.95%


                                                 Worst quarter: Q3 1998   -6.13%


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending

                                                     December 31, 2000)(4)



                                                                PAST      5
  SINCE
                                              FUND INCEPTION    YEAR     YEAR
INCEPTION

--------------------------------------------
 BOSTON BALANCED FUND                             12/1/95       0.36%   12.72%
 12.78%

--------------------------------------------
 BLENDED COMPOSITE INDEX                          12/1/95       0.63%   12.39%
 12.52%

--------------------------------------------
 S&P 500(R) INDEX(2)                              12/1/95      -9.11%   18.35%
 18.45%

--------------------------------------------
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND
 INDEX(3)                                         12/1/95      11.84%    6.23%
  6.43%

--------------------------------------------
 90 DAY U.S. TREASURY BILL                        12/1/95       5.96%    5.25%
  5.26%
--------------------------------------------------------------------------------
----------


The table assumes that shareholders redeem all their fund shares at the end of the period indicated.


(1) Both the chart and table assume reinvestment of dividends and distributions.


(2) A widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole.

(3) A widely recognized, unmanaged index generally representative of the bond market as a whole.

(4) For the period January 1, 2001 through June 30, 2001, the aggregate (non-annualized) total return of the Fund was -3.33%.

  FUND EXPENSES


             ICON

ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Balanced Fund.



                                          SHAREHOLDER FEES
                                          (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

                                          Maximum Sales Charge (load) on
Purchases             n/a
                                          Maximum Deferred Sales Charge (load)
              n/a

                                          ANNUAL FUND OPERATING EXPENSES
                                          (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)

                                          Management Fees
            0.75%
                                          Distribution and Service (12b-1) Fees
             n/a
                                          Other Expenses
            0.35%*
                                          Total Fund Operating Expenses
            1.10%*
                                          Fee waiver and/or Expense
Reimbursement            0.10%
                                          Net Expenses
            1.00%*



* The Investment Adviser has entered into an expense limitation agreement with the Fund to limit the Total Fund Operating Expenses of the Boston Balanced Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 1.10%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.


EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other funds. The table illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.



1       3       5       10
                                                       BOSTON BALANCED FUND
YEAR   YEARS   YEARS   YEARS

$102   $340    $597    $1,331

--------------------------------------------------------

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  ICON

                                               BOSTON BALANCED FUND

   TICKER SYMBOL:  BMGFX
   INVESTMENT OBJECTIVE


   The investment objective of the Boston Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.


   POLICIES AND STRATEGIES

   Consistent with the Balanced Fund's investment objective, the Fund:

     - maintains an actively managed portfolio of stocks, bonds and money market instruments

     - will generally invest at least 25% of its total assets in fixed-income senior securities

     - may purchase both common stock and preferred stock

     - will purchase bonds that are primarily investment grade

     - may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade

   PORTFOLIO TURNOVER. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

   In the event that the Adviser determines that market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  ICON

                                               INVESTMENT RISKS

   Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.
   Generally, the Fund will be subject to the following risks:

     - MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

     - INTEREST RATE RISK: Interest rate risk refers to the risk that the value of the Fund's fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

     - CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.


   Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. or United States Trust Company of Boston and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

  SHAREHOLDER INFORMATION

                         ICON

                                PRICING OF FUND SHARES

-------------------------------------
HOW NAV IS CALCULATED
The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                           -------------------------
                                Number of Shares
                                  Outstanding

You can find the Fund's NAV daily in The Wall Street Journal and other financial newspapers.
-------------------------------------
The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of each Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is known as the offering price.

The Fund's securities are valued generally at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

                      PURCHASING AND ADDING TO YOUR SHARES
   You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

   The minimum initial investment in the Fund is $2,000. Subsequent investments must be at least $500. BISYS Fund Services (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the NAV per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Fund by check or wire, as described below.

   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

   The Fund or the Adviser may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of the Fund and/or its shareholders.

  SHAREHOLDER INFORMATION

                         ICON

                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

       BY REGULAR MAIL OR OVERNIGHT SERVICE

   INITIAL INVESTMENT:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, certified check or money order payable to the "Boston Balanced Fund."

   3. Mail to: Boston Trust Mutual Funds, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108.

   SUBSEQUENT INVESTMENTS:

   1. Subsequent investments should be made by check, certified check or money order payable to the Fund and mailed to the address indicated above. Your account number should be written on the check.

       BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.


   For initial investment: Before wiring funds, you should call 1-800-282-8782, ext. 4050, or 1-617-695-4050 to advise that an initial investment will be made by wire and to receive an account number.


   For initial and subsequent investments: Instruct your bank to wire transfer your investment to:

   Citizens Bank


   Routing Number: ABA #0115-0012-0

   DDA# 1133195811
   Include:
   Your name
   Your account number
   Fund name

  SHAREHOLDER INFORMATION

                         ICON

                                SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES

   You may sell your shares
   at any time. Your sales
   price will be the next NAV
   after your sell order is
   received by the Fund, its
   transfer agent, or your
   investment representative.            WITHDRAWING MONEY FROM YOUR FUND
   Normally you will receive             INVESTMENT
   your proceeds within a
   week after your request is            A request for a withdrawal in cash from
   received. See section on              the Fund constitutes a redemption or
   "General Policies on                  sale of shares for a mutual fund
   Selling Shares" below.                shareholder.


       BY TELEPHONE

   (unless you have declined telephone sales privileges)


     1. Call 1-800-282-8782, ext. 4050 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).


       BY MAIL


     2(a). Call 1-800-282-8782, ext. 4050 to request redemption forms or write a letter of instruction indicating:

           - your Fund and account number
           - amount you wish to redeem
           - address to which your check should be sent
           - account owner signature

     2(b). Mail to: Boston Trust Mutual Funds, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108

       BY OVERNIGHT SERVICE

  SEE INSTRUCTION 2 ABOVE.
  Send to: Boston Trust Mutual Funds, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108

       BY WIRE TRANSFER

   You must indicate this option on your application.

   The Fund may charge a wire transfer fee.
   Note: Your financial institution may also charge a separate fee.


   Call 1-800-282-8782, ext. 4050 to request a wire transfer.


   If you call by 4 p.m. Eastern Standard Time, your payment normally will be wired to your bank on the next business day.

  SHAREHOLDER INFORMATION

                         ICON

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").
   2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following.

     - Your account address has changed within the last 10 business days.

     - The check is not being mailed to the address on your account.

     - The check is not being made payable to the owner(s) of the account.

     - The redemption proceeds are being transferred to another Fund account with a different registration.

     - The redemption proceeds are being wired to bank instructions not on your account.


   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to ensure that telephone redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

  SHAREHOLDER INFORMATION

                         ICON

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

                                EXCHANGING YOUR SHARES

   You can exchange your shares in the Fund for shares of another Boston Trust Mutual Fund. No transaction fees are charged for exchanges.

   You must meet the minimum investment requirements for the Fund into which you are exchanging.

   INSTRUCTIONS FOR EXCHANGING SHARES


   Exchanges may be made by sending a written request to Boston Trust Mutual Funds, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108, or by calling 1-800-282-8782, ext. 4050. Please provide the following information:


     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your social security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made.

   Please refer to "Selling your Shares" for important information about telephone transactions.

   NOTES ON EXCHANGES

     - To prevent disruption in the management of the Funds, exchange activity may be limited to 4 exchanges within a calendar year.

     - The registration and tax identification numbers of the two accounts must be identical.

     - The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

  SHAREHOLDER INFORMATION

                         ICON

                                DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Fund usually are paid annually.
   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and gains from any sale or exchange may be subject to applicable taxes.

   Dividends are taxable as ordinary income. Distributions designated by the Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your shares.

   Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

   Foreign shareholders may be subject to special withholding requirements.

   The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your account application.

   This tax discussion is meant only as a general summary. Because each investor's tax situation is unique, you should consult your tax adviser about the particular consequences to you of investing in the Fund.

  FUND MANAGEMENT

                 ICON

                           THE INVESTMENT ADVISER


   Boston Trust Investment Management, Inc. (the "Adviser"), 40 Court Street, Boston, MA 02108, is the investment adviser for the Fund. On May 12, 2001, the Adviser assumed all advisory responsibilities from its parent company, United States Trust Company of Boston ("USTC"), the previous investment adviser to the Funds. The Adviser is a wholly-owned subsidiary of USTC, which in turn is a wholly-owned subsidiary of Citizen's Financial Group, Inc., Providence, Rhode Island ("CFG"), a Delaware corporation. CFG is a wholly-owned subsidiary of The Royal Bank of Scotland plc, a banking company organized under the laws of Scotland. USTC is not affiliated with the United States Trust Company of New York.



   The Adviser makes the day-to-day investment decisions for the Fund. In addition, the Adviser continuously reviews, supervises and administers the Fund's investment program. For these advisory services, the Fund paid the Adviser investment advisory fees equaling 0.75% of its average daily net assets during the fiscal year ended March 31, 2001. In accordance with an expense limitation agreement in effect with respect to the Fund, the Adviser reimbursed the Fund 0.05% resulting in a net investment advisory fee, after reimbursement, of 0.70% for the Fund.


                           PORTFOLIO MANAGER

   The following individual serves as portfolio manager for the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio:


                      Mr. Domenic Colasacco, portfolio manager and president at Boston Trust, manages the Fund. Mr. Colasacco, president of
                      United States Trust Company of Boston ("USTC") and chief investment officer since 1980, joined the Adviser when it assumed all duties and responsibilities for providing investment advisory services from USTC. Mr. Colasacco is a Chartered Financial Analyst and a member of the Boston
                      Security Analysts Society.


   The Statement of Additional Information has more detailed information about the Adviser.

   THE DISTRIBUTOR AND ADMINISTRATOR


   BISYS Fund Services Limited Partnership is the Fund's distributor and BISYS Fund Services Ohio, Inc. is the Fund's administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219.


   CAPITAL STRUCTURE

   The Coventry Group was organized as a Massachusetts business trust on January 8, 1992. Overall responsibility for the management of the Fund is vested in its Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Coventry Group's Declaration of Trust, the Investment Company Act of 1940 or other authority, except under certain circumstances. Absent such circumstances, the Coventry Group does not intend to hold annual or special meetings.

  FINANCIAL HIGHLIGHTS

                   ICON


   The financial highlights table is intended to help you understand the Fund's financial performance since its inception on December 1, 1995. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for the year ended June 30, 1999, the period ended March 31, 2000 and the year ended March 31, 2001 has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request. Information for periods ended June 30, 1998 and prior were audited by the Fund's previous auditors.



                                           FOR THE            FOR THE
 FOR THE YEARS ENDED          DECEMBER 1,
                                          YEAR ENDED       PERIOD ENDED
      JUNE 30,              1995(c) THROUGH
                                        MARCH 31, 2001   MARCH 31, 2000(a)
1999     1998(b)    1997(b)   JUNE 30, 1996(b)
    NET ASSET VALUE, BEGINNING OF
      PERIOD                               $  28.89          $  30.22        $
29.21   $  23.70   $ 19.31       $ 18.41

--------------------------------------------------------------------------------
-----------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                    0.59              0.40
0.52       0.46      0.47          0.25
      Net realized and unrealized
        gains/ (losses) from
        investment transactions               (1.91)            (0.43)
2.07       5.94      4.36          0.69

--------------------------------------------------------------------------------
-----------------------------------------
        Total from investment
          activities                          (1.32)            (0.03)
2.59       6.40      4.83          0.94

--------------------------------------------------------------------------------
-----------------------------------------
    DIVIDENDS:
      Net investment income                   (0.58)            (0.54)
(0.49)     (0.45)    (0.44)        (0.04)
      Net realized gains from
        investment transactions               (2.22)            (0.76)
(1.09)     (0.44)       --            --

--------------------------------------------------------------------------------
-----------------------------------------
        Total dividends                       (2.80)            (1.30)
(1.58)     (0.89)    (0.44)        (0.04)

--------------------------------------------------------------------------------
-----------------------------------------
    NET ASSET VALUE, END OF PERIOD         $  24.77          $  28.89        $
30.22   $  29.21   $ 23.70       $ 19.31

--------------------------------------------------------------------------------
-----------------------------------------
    TOTAL RETURN                              (5.00)%           (0.63)%(e)
9.34%     27.55%    25.40%         5.14%(e)
    RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period
      (000's)                              $116,627          $136,486
$147,020   $121,941   $82,033       $61,771
    Ratio of expenses to average net
      assets                                   1.00%             1.00%(f)
0.95%      1.00%     1.00%         1.00%(f)
    Ratio of net investment income to
      average net assets                       2.01%             1.75%(f)
1.87%      1.85%     2.25%         2.43%(f)
    Ratio of expenses to average net
      assets                                   1.10%(d)          1.09%(f)(d)
0.95%      1.00%     1.02%(d)      1.00%(f)
    Portfolio turnover                        20.17%            28.72%
23.61%     22.71%    30.78%        17.69%

--------------------------------------------------------------------------------
-----------------------------------------


   (a) For the period from July 1, 1999 through March 31, 2000. Subsequent to the annual report at June 30, 1999, the Fund changed its fiscal year end to March 31.

   (b) Per share data has been restated to give effect to a 4-for-1 stock split to shareholders of record as of the close on January 9, 1998.

   (c)  Commencement of operations.

   (d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

   (e)  Not annualized.

   (f)  Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional investment information. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:

                            BOSTON TRUST MUTUAL FUNDS
                            C/O UNITED STATES TRUST COMPANY OF BOSTON
                            40 COURT STREET
                            BOSTON, MASSACHUSETTS 02108


                            TELEPHONE: 1-800-282-8782 X 4050



INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:



You can obtain copies of Fund documents from the SEC as follows:


IN PERSON:



Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)


BY MAIL:



Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)


ON THE EDGAR DATABASE VIA THE INTERNET:



www.sec.gov


BY ELECTRONIC REQUEST:



publicinfo@sec.gov


Investment Company Act file no. 811-6526.

                                                           Recycle Symbol

                          WALDEN SOCIAL BALANCED FUND
                           WALDEN SOCIAL EQUITY FUND


                          Investing for Social Change

    ------------------------------------------------------------------------


                        Prospectus dated August 1, 2001


Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                                                 TABLE OF CONTENTS



                                                RISK/RETURN SUMMARY AND FUND
EXPENSES

                                   [ICON]
Carefully review this                               3  Walden Social Balanced
Fund
important section for a                             6  Walden Social Equity Fund
summary of each Fund's
investments, risks and fees.

                                                INVESTMENT OBJECTIVES,
STRATEGIES AND RISKS

                                   [ICON]
This section contains                               9  Walden Social Balanced
Fund
details on each Fund's                             10  Walden Social Equity Fund
investment strategies and                          11  Investment Risks
risks.

                                                SHAREHOLDER INFORMATION

                                   [ICON]
Consult this section to                            12  Pricing of Fund Shares
obtain details on how shares                       12  Purchasing and Adding to
Your Shares
are valued, how to purchase,                       14  Selling Your Shares
sell and exchange shares,                          16  Exchanging Your Shares
related charges and payments                       17  Dividends, Distributions
and Taxes
of dividends.

                                                FUND MANAGEMENT

                                   [ICON]
Review this section for                            18  The Investment Adviser
details on the people and                          19  Portfolio Managers
organizations who oversee
the Funds and their
investments.

                                                FINANCIAL HIGHLIGHTS

                                   [ICON]
Review this section for                            21  Walden Social Balanced
Fund
details on the selected                            22  Walden Social Equity Fund
financial statements of the
Funds.

  RISK/RETURN SUMMARY AND FUND EXPENSES [ICON]



                                               WALDEN SOCIAL BALANCED FUND


    INVESTMENT OBJECTIVE                       The Walden Social Balanced Fund
seeks long-term capital
                                               growth and income through an
actively managed portfolio
                                               of stocks, bonds and money market
instruments.

    PRINCIPAL INVESTMENT STRATEGIES            The Fund invests in stocks, bonds
and money market
                                               instruments, with at least 20% of
assets in fixed-income
                                               securities.

    PRINCIPAL INVESTMENT RISKS                 The Fund is subject to both stock
market risk and
                                               interest rate risk. Therefore,
the value of the Fund's
                                               investments will fluctuate with
market conditions and
                                               interest rates and the value of
your investment in the
                                               Fund will also vary. You could
lose money on your
                                               investment in the Fund, or the
Fund could underperform
                                               other investments.

    WHO MAY WANT TO INVEST?                    Consider investing in the Fund if
you are:
                                               - interested in ensuring that
your investments are
                                                 consistent with your social
concerns and values
                                               - investing for a period of time
in excess of 3 to 5
                                                 years
                                               - able to bear the risk of market
value fluctuations in
                                                 the short-term
                                               - looking for a combination of
exposure to stock
                                                 investments for growth, and
fixed-income investments
                                                 (bonds and money market
instruments) for greater
                                                 stability of income and
principal

                                               This Fund will not be appropriate
for someone:
                                               - investing for a period of time
less than 3 to 5 years
                                               - not comfortable with market
fluctuations in
                                                 the short-term
                                               - looking primarily for a high
level of current income

  RISK/RETURN SUMMARY AND FUND EXPENSES [ICON]




The chart and table on this page show how the Walden Social Balanced Fund has performed. The bar chart shows the Fund's performance for the first full calendar year of investment operations. The table below it compares the Fund's performance over time since its inception on June 20, 1999 to that of a blended benchmark index consisting of Standard & Poors' 500()(R) Composite Stock Index ("S&P 500 Index")(2), the Lehman Brothers Government/Credit Bond Index(3) and the 90 day U.S. Treasury Bill.


PERFORMANCE BAR CHART AND TABLE(1)


TOTAL RETURN AS OF DECEMBER 31, 2000

                                  [BAR CHART]

2000
5.53


                                               Past performance does not
                                               indicate how the Fund will
                                               perform in the future.


                                                 Best quarter:  Q1 2000
+4.39%


                                                 Worst quarter: Q2 2000
-0.37%



                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS


                                                     (for the periods ending


                                                     December 31, 2000)(4)



                                                                           PAST
    SINCE
                                                       FUND INCEPTION      YEAR
  INCEPTION

--------------------------------------
 WALDEN SOCIAL BALANCED FUND                            June 20, 1999      5.13%
    5.53%

--------------------------------------
 BLENDED COMPOSITE INDEX                                 July 1, 1999      0.63%
    3.22%

--------------------------------------
 S&P 500(R) INDEX(2)                                     July 1, 1999     -9.11%
   -1.41%

--------------------------------------
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX(3)         July 1, 1999     11.84%
    7.83%

--------------------------------------
 90-DAY U.S. TREASURY BILL                               July 1, 1999      5.96%
    5.62%
--------------------------------------------------------------------------------
------------



The table assumes that shareholders redeem all their fund shares at the end of the period indicated.



(1)Both the chart and table assume reinvestment of dividends and distributions.



(2)A widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole.



(3)A widely recognized, unmanaged index generally representative of the bond market as a whole.



(4)For the period January 1, 2001 through June 30, 2001, the aggregate (non-annualized) total return of the Fund was -4.63%.

  RISK/RETURN SUMMARY AND FUND EXPENSES [ICON]


ANNUAL FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Social Balanced Fund.


                                          SHAREHOLDER FEES
                                          (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

                                          Maximum Sales Charge (load) on
Purchases             n/a
                                          Maximum Deferred Sales Charge (load)
              n/a
                                          ANNUAL FUND OPERATING EXPENSES
                                          (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)

                                          Management Fees
            0.75%
                                          Distribution and Service (12b-1) Fees
              n/a
                                          Other Expenses
           0.58%*
                                          Total Fund Operating Expenses
           1.33%*
                                          Fee Waiver and/or Expense
Reimbursement           0.33%*
                                          Net Expenses
           1.00%*



* The Adviser has entered into an expense limitation agreement with the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 1.33%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.


EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other funds. The table illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


                                                        WALDEN SOCIAL         1
    3      5       10
                                                        BALANCED FUND
YEAR   YEARS  YEARS  YEARS

$102   $389   $697   $1,573

  RISK/RETURN SUMMARY AND FUND EXPENSES [ICON]


                                               WALDEN SOCIAL EQUITY FUND


    INVESTMENT OBJECTIVE                       The Walden Social Equity Fund
seeks long-term capital
                                               growth through an actively
managed portfolio of stocks.

    PRINCIPAL INVESTMENT STRATEGIES            The Fund invests primarily in
equity securities.

    PRINCIPAL INVESTMENT RISKS                 The Fund is subject to stock
market risk. Therefore, the
                                               value of the Fund's investments
will fluctuate with
                                               market conditions and the value
of your investment in the
                                               Fund will also vary. You could
lose money on your
                                               investment in the Fund, or the
Fund could underperform
                                               other investments.

    WHO MAY WANT TO INVEST?                    Consider investing in the Fund if
you are:
                                               - interested in ensuring that
your investments are
                                                 consistent with your social
concerns and values
                                               - investing for a period of time
in excess of 3 to 5
                                                 years
                                               - looking for a high-quality,
well-diversified,
                                                 all-equity portfolio that
provides the potential for
                                                 growth of your investment
                                               - comfortable with market value
fluctuations in the
                                                 short-term
                                               This Fund will not be appropriate
for someone:
                                               - investing for a period of time
less than 3 to 5 years
                                               - not comfortable with market
value fluctuations
                                               - looking for current income

  RISK/RETURN SUMMARY AND FUND EXPENSES [ICON]




The chart and table on this page show how the Walden Social Equity Fund has performed. The bar chart shows the Fund's performance for its first full calendar year of investment operations. The table below it compares the Fund's performance since its inception on June 20, 1999 to that of its benchmark index the Standard & Poors' 500(R) Composite Stock Index ("S&P 500 Index").(2)


PERFORMANCE BAR CHART AND TABLE(1)


TOTAL RETURN AS OF DECEMBER 31, 2000

                                  [BAR CHART]

2000
2.16


                                               Past performance does not
                                               indicate how the Fund will
                                               perform in the future.



                                                 Best quarter:  Q1 2000
+3.92%


                                                 Worst quarter: Q2 2000
-1.98%



                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS


                                                     (for the periods ending


                                                     December 31, 2000)(3)



                                                                           PAST
    SINCE
                                                       FUND INCEPTION      YEAR
  INCEPTION

--------------------------------------
 WALDEN SOCIAL EQUITY FUND                              June 20, 1999      2.16%
    3.32%

--------------------------------------
 S&P 500(R) INDEX(2)                                     July 1, 1999     -9.11%
   -1.41%
--------------------------------------------------------------------------------
------------



The table assumes that shareholders redeem all their fund shares at the end of the period indicated.



(1)Both the chart and the table assume reinvestment of dividends and distributions.



(2)A widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole.



(3)For the period January 1, 2001 through June 30, 2001, the aggregate (non-annualized) total return of the Fund was -5.49%.

  RISK/RETURN SUMMARY AND FUND EXPENSES [ICON]


ANNUAL FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Social Equity Fund.


                                          SHAREHOLDER FEES
                                          (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

                                          Maximum Sales Charge (load) on
Purchases             n/a
                                          Maximum Deferred Sales Charge (load)
              n/a
                                          ANNUAL FUND OPERATING EXPENSES
                                          (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)

                                          Management Fees
            0.75%
                                          Distribution and Service (12b-1) Fees
              n/a
                                          Other Expenses
           0.44%*
                                          Total Fund Operating Expenses
           1.19%*
                                          Fee Waiver and/or Expense
Reimbursement           0.19%*
                                          Net Expenses
           1.00%*



* The Adviser has entered into an expense limitation agreement with the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 1.19%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.


EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


                                                        WALDEN SOCIAL         1
    3      5       10
                                                        EQUITY FUND
YEAR   YEARS  YEARS  YEARS

$102   $359   $636   $1,426

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [ICON]


   SOCIAL RESPONSIBILITY CRITERIA

   Investments of the Funds will satisfy certain social responsibility criteria. Among the criteria on which the Adviser evaluates companies are:

     - PRODUCT SAFETY AND DESIRABILITY: Do companies produce tobacco or alcohol? Are they honest and comprehensive in promoting products and services?

     - WORKPLACE ISSUES: Do companies engage in equal employment and fair labor practices? Do they provide safe working conditions?

     - ENVIRONMENTAL IMPACT: Are companies curbing emissions and waste? Are they complying with environmental regulations? Do they own or operate nuclear power plants?

     - INTERNATIONAL OPERATIONS: Are companies upholding human rights and environmental standards abroad?

     - WEAPONS CONTRACTING: Are companies directly involved in the production of weapons systems?

                                                WALDEN SOCIAL BALANCED FUND

   TICKER SYMBOL: WSBFX

   INVESTMENT OBJECTIVE

   The investment objective of the Walden Social Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

   POLICIES AND STRATEGIES

   Consistent with the Walden Social Balanced Fund's investment objective, the
   Fund:

     - maintains an actively managed portfolio of stocks, bonds and money market instruments

     - will generally invest at least 20% of its total assets in fixed-income securities

     - will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

     - will purchase primarily investment grade bonds

     - may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade

     - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government (excluding U.S. Treasury instruments)

     - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [ICON]


     - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

     - may invest in other investment companies



   PORTFOLIO TURNOVER. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

   In the event that the Adviser determines that market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

                                                WALDEN SOCIAL EQUITY FUND

   TICKER SYMBOL: WSEFX

   INVESTMENT OBJECTIVE

   The investment objective of the Walden Social Equity Fund is to seek long-term growth of capital.

   POLICIES AND STRATEGIES

   Consistent with the Walden Social Equity Fund's investment objective, the
   Fund:

     - will invest substantially all, but in no event less than 65%, of the value of its total assets in equity securities

     - will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

     - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

     - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government (excluding U.S. Treasury instruments)

     - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

     - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

     - may invest in other investment companies

   In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes, invest all or any portion of the Fund's assets in money market instruments and U.S. Government securities.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS [ICON]


                                                INVESTMENT RISKS

   Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.


   Generally, the Funds will be subject to the following risks:

     - MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

     - INTEREST RATE RISK: Interest rate risk refers to the risk that the value of either Fund's fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

     - CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in either Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations.


   Investments in the Funds are not deposits of Boston Trust Investment Management, Inc. or United States Trust Company of Boston and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

  SHAREHOLDER INFORMATION [ICON]


                                PRICING OF FUND SHARES

-------------------------------------
HOW NAV IS CALCULATED
The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:
                                     NAV =
                           Total Assets - Liabilities
                           -------------------------
                                Number of Shares
                                  Outstanding

You can find the Fund's NAV daily in The Wall Street Journal and other financial newspapers.
-------------------------------------
The net asset value per share of each Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of each Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Funds. This is known as the offering price.

Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees.

                      PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Funds through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The minimum initial investment in the Funds is $2,000. Subsequent investments must be at least $500. BISYS Fund Services (the "Distributor") acts as Distributor of each Fund's shares. Shares of the Funds are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check, money order or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund or the Adviser may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of either Fund and its shareholders.

  SHAREHOLDER INFORMATION [ICON]


                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   [ICON] BY REGULAR MAIL OR OVERNIGHT SERVICE

   INITIAL INVESTMENT:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, certified check or money order payable to either "Walden Social Balanced Fund" or "Walden Social Equity Fund", as applicable.

   3. Mail to: Walden Mutual Funds, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108.

   SUBSEQUENT INVESTMENTS:

   1. Subsequent investments should be made by check or money order payable to the applicable fund and mailed to the address indicated above. Your account number should be written on the check.

   [ICON] BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment: Before wiring funds, you should call 1-800-282-8782, ext. 4050, or 1-617-695-4050 to advise that an initial investment will be made by wire and to receive an account number. Follow the instructions below after receiving your account number.

   For initial and subsequent investments: Instruct your bank to wire transfer your investment to:

   Citizens Bank

   Routing Number: ABA #011500120

   DDA# 1133195811

   Include:
   Your name
   Your account number
   Fund name

  SHAREHOLDER INFORMATION [ICON]


                                SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
   You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.
                                       WITHDRAWING MONEY FROM YOUR FUND
                                       INVESTMENT

                                       A request for a withdrawal in cash from
                                       either Fund constitutes a redemption or
                                       sale of shares for a mutual fund
                                       shareholder.

   [ICON] BY TELEPHONE

   (unless you have declined telephone sales privileges)

     1. Call 1-800-282-8782, ext. 4050 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

   [ICON] BY MAIL

     2(a). Call 1-800-282-8782, ext. 4050 to request redemption forms or write a letter of instruction indicating:
           - your Fund and account number
           - amount you wish to redeem
           - address to which your check should be sent
           - account owner signature

     2(b). Mail to: Walden Mutual Funds, c/o United States Trust Company of
           Boston, 40 Court Street, Boston, MA 02108

   [ICON] BY OVERNIGHT SERVICE

   SEE INSTRUCTION 2 ABOVE.
   Send to: Walden Mutual Funds, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108

   [ICON] BY WIRE TRANSFER

   You must indicate this option on your application.

   If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.

   The Fund may charge a wire transfer fee.

   Note: Your financial institution may also charge a separate fee.

  SHAREHOLDER INFORMATION [ICON]


   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:


     - Your account address has changed within the last 10 business days


     - The check is not being mailed to the address on your account


     - The check is not being made payable to the owner(s) of the account


     - The redemption proceeds are being transferred to another Fund account with a different registration


     - The redemption proceeds are being wired to bank instructions currently not on your account


   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If either Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

  SHAREHOLDER INFORMATION [ICON]


   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

                                EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of another Boston Trust or Walden Mutual Fund. No transaction fees are charged for exchanges.

   You must meet the minimum investment requirements for the Fund into which you are exchanging.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Walden Mutual Funds, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108, or by calling 1-800-282-8782, ext. 4050. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made

   Please refer to "Selling your Shares" for important information about telephone transactions.

   NOTES ON EXCHANGES

     - To prevent disruption in the management of the Funds, exchange activity may be limited to 4 exchanges within a calendar year.

     - The registration and tax identification numbers of the two accounts must be identical.

     - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

  SHAREHOLDER INFORMATION [ICON]


                                DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Funds usually are paid annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and gains from any sale or exchange may be subject to applicable taxes.

   Dividends are taxable as ordinary income. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your shares.

   Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

   You will be notified in January of each year about the federal tax status of distributions made by the Funds. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

   Foreign shareholders may be subject to special withholding requirements.

   The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

   This tax discussion is meant only as a general summary. Because each investor's tax situation is unique, you should consult your tax adviser about the particular consequences to you of investing in the Funds.

  FUND MANAGEMENT [ICON]



                           THE INVESTMENT ADVISER



   Boston Trust Investment Management, Inc. (the "Adviser"), 40 Court Street, Boston, MA 02108, is the investment adviser for the Funds. On May 12, 2001, the Adviser assumed all advisory responsibilities from its parent company, United States Trust Company of Boston ("USTC"), the previous investment adviser to the Funds. Walden Asset Management, a division of USTC will continue to assist the Funds by providing guidance with respect to each Fund's social guidelines. The Adviser is a wholly-owned subsidiary of USTC, which in turn is a wholly-owned subsidiary of Citizen's Financial Group, Inc., Providence, Rhode Island ("CFG"), a Delaware corporation. CFG is a wholly-owned subsidiary of The Royal Bank of Scotland plc, a banking company organized under the laws of Scotland. USTC is not affiliated with the United States Trust Company of New York.



   The Adviser makes the day-to-day investment decisions for the Funds. In addition, the Adviser continuously reviews, supervises and administers each Fund's investment program. For these advisory services, each of the Funds paid USTC investment advisory fees equaling 0.75% of its average daily net assets during the fiscal year ended March 31, 2001. In accordance with an expense limitation agreement in effect with respect to each of the Funds, USTC reimbursed the Balanced Fund 0.28% resulting in a net investment advisory fee, after reimbursement, of 0.47% for the Fund, and it reimbursed the Equity Fund 0.14% resulting in a net investment advisory fee, after reimbursement, of 0.61% for the Fund.



   SOCIAL RESEARCH AND SHAREHOLDER ADVOCACY



   Walden Asset Management ("Walden") performs shareholder advocacy, proxy voting, and other social initiatives for the Adviser and is paid a fee for these services by the Adviser. Walden uses an in-house research team to implement the Funds' socially responsive investment criteria and shareholder advocacy initiatives. Since 1975, Walden has been involved in socially responsive investing.



   SOCIALLY RESPONSIBLE INVESTING



   For many, the primary goal of socially responsive investing is consistency of aligning their investments with their values so as not to own or profit from investments in companies that violate the investor's ethical standards. This goal is achieved best by using socially responsive investment criteria to evaluate and avoid potential investments.



   For others, the goal of socially responsive investing is advocating for positive social change. Recognizing that today's global corporations have a critical role in social and economic justice, this advocacy uses the power of share ownership to influence corporate behavior.



   The Funds utilize both socially responsive investment criteria and shareholder advocacy strategies to achieve their financial and social objectives. The Funds actively engage in promoting corporate accountability and social change through company dialogue and shareholder resolutions, proxy voting, public policy testimony and educational outreach. In doing so, the Funds urge companies to recognize that the sustainability of their profits is connected, in part, to how they treat workers, customers, communities and the natural environment as valuable, long-term assets.


   Consistent with these social investing principles, each Fund seeks to invest in companies that:

     - Are above average in their industry for environmental performance and management, have innovative programs for pollution prevention and resource conservation, comply with environmental regulations, conduct comprehensive environmental auditing, and develop products that help the environment.

  FUND MANAGEMENT [ICON]




     - Are above average in their industry for labor relations, worker safety programs, employee benefits, equal employment opportunity and affirmative action, encourage employee ownership and participation, and support families and communities.

     - Adhere to policies and practices that respect fundamental human rights.

     - Strive to be responsible corporate citizens, and respond openly to social concerns through public disclosure of information.

   The Funds avoid investing in companies that, to the Adviser's knowledge:

     - Have below average performance in the area of pollution control and poor compliance records for environmental regulations; have equity ownership in nuclear power plants, or significant involvement in the nuclear power fuel cycle.

     - Have substandard performance in the hiring and promotion of women and minorities, or have a pattern of violating fair labor standards or health and safety regulations.

     - Derive significant revenues from the manufacture of weapons systems or hand guns, tobacco products and alcoholic beverages, or from gaming activities.

     - Significantly support human rights abuses.

   Each Fund's social guidelines are subject to change without shareholder approval.

                           PORTFOLIO MANAGERS



   The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds' portfolios:



    Walden Social     Mr Stephen Moody, portfolio manager at Boston Trust,
manages
    Balanced Fund:    the Walden Social Balanced Fund. Mr. Moody, Senior Vice
                      President and Chairman of the Social Investment Policy
                      Committee, joined the Adviser when it assumed all duties
and
                      responsibilities for providing investment advisory
services
                      from United States Trust Company of Boston ("USTC"). Prior to joining USTC in 1980, Mr. Moody served as research
                      director of the Council on Economic Priorities, and
economic
                      consultant to the Shalan Foundation and Natural Resources
                      Defense Council. Mr. Moody earned his B.A. from the
                      University of California at Berkeley and an M.A. in
                      Economics from the Graduate Facility of the New School for
                      Social Research. He is a member of the American Economic
                      Association and the Boston Security Analysts Society.

    Walden Social     Mr. Robert Lincoln, portfolio manager at Boston Trust,
    Equity Fund:      manages the Walden Social Equity Fund. Mr. Lincoln, Senior
                      Vice President and Chief Economic Strategist, joined the
                      Adviser when it assumed all duties and responsibilities
for
                      providing investment advisory services from United States
                      Trust Company of Boston ("USTC"). Prior to joining USTC in
                      1984, Mr. Lincoln served as a Group Vice President at
                      Charles River Associates, a Boston-based economic and
                      financial consulting firm. Mr. Lincoln earned his B.A.
                      degree (magna cum laude) in economics and M.A. in
Economics
                      from Harvard University.



   The Statement of Additional Information has more detailed information about the Adviser.

  FUND MANAGEMENT [ICON]


   THE DISTRIBUTOR AND ADMINISTRATOR


   BISYS Fund Services Limited Partnership is the Funds' distributor and BISYS Fund Services, Ohio, Inc. is the Funds' administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219.


   CAPITAL STRUCTURE

   The Coventry Group was organized as a Massachusetts business trust on January 8, 1992. Overall responsibility for the management of the Funds is vested in its Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Coventry Group's Declaration of Trust, the Investment Company Act of 1940 or other authority, except under certain circumstances. Absent such circumstances, the Coventry Group does not intend to hold annual or special meetings.

  FINANCIAL HIGHLIGHTS [ICON]


   The financial highlights table is intended to help you understand each Fund's performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each Fund's financial statements, are included in the annual report to shareholders of each Fund, which is available upon request.


                                                                     WALDEN
SOCIAL BALANCED FUND

------------------------------------
                                                                     FOR THE
       FOR THE
                                                                   YEAR ENDED
    PERIOD ENDING
                                                                 MARCH 31, 2001
  MARCH 31, 2000(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.69
       $ 10.00

--------------------------------------------------------------------------------
-----------------
    INVESTMENT ACTIVITIES:
      Net investment income                                             0.19
          0.13
      Net realized and unrealized gains from investment
        transactions                                                   (0.77)
          0.65

--------------------------------------------------------------------------------
-----------------
        Total from investment activities                               (0.58)
          0.78

--------------------------------------------------------------------------------
-----------------
    DIVIDENDS:
      Net investment income                                            (0.18)
         (0.09)
      In excess of net realized gains from investment
        transactions                                                      --
            --

--------------------------------------------------------------------------------
-----------------
        Total dividends                                                (0.18)
         (0.09)

--------------------------------------------------------------------------------
-----------------
    NET ASSET VALUE, END OF PERIOD                                   $  9.93
       $ 10.69

--------------------------------------------------------------------------------
-----------------
    TOTAL RETURN                                                       (5.57%)
          7.83%(c)
    RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period (000's)                              $13,612
       $13,117
    Ratio of expenses to average net assets                             1.00%
          1.01%(d)
    Ratio of net investment income to average net assets                1.88%
          1.70%(d)
    Ratio of expenses to average net assets(b)                          1.33%
          1.34%(d)
    Portfolio turnover                                                 29.06%
         28.80%


   (a) Commenced operations on June 20, 1999.

   (b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

   (c) Not annualized.

   (d) Annualized.

  FINANCIAL HIGHLIGHTS [ICON]




                                                                        WALDEN
SOCIAL EQUITY FUND

---------------------------------------
                                                                      FOR THE
          FOR THE
                                                                     YEAR ENDED
       PERIOD ENDING
                                                                   MARCH 31,
2001     MARCH 31, 2000(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                              $ 10.60
          $ 10.00

--------------------------------------------------------------------------------
--------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                              0.03
             0.02
      Net realized and unrealized gains from investment
        transactions                                                    (1.10)
             0.67

--------------------------------------------------------------------------------
--------------------
        Total from investment activities                                (1.07)
             0.69

--------------------------------------------------------------------------------
--------------------
    DIVIDENDS:
      Net investment income                                             (0.04)
            (0.01)
      In excess of net realized gains from investment
        transactions                                                       --
            (0.08)

--------------------------------------------------------------------------------
--------------------
        Total dividends                                                 (0.04)
            (0.09)

--------------------------------------------------------------------------------
--------------------
    NET ASSET VALUE, END OF PERIOD                                    $  9.49
          $ 10.60

--------------------------------------------------------------------------------
--------------------
    TOTAL RETURN                                                       (10.12%)
             6.94%(c)
    RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period (000's)                               $21,366
          $25,064
    Ratio of expenses to average net assets                              1.00%
             1.00%(d)
    Ratio of net investment income to average net assets                 0.33%
             0.28%(d)
    Ratio of expenses to average net assets(b)                           1.19%
             1.18%(d)
    Portfolio turnover                                                  45.26%
            28.57%



   (a) Commenced operations on June 20, 1999.



   (b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.



   (c) Not annualized.



   (d) Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Each Fund's annual and semi-annual reports to shareholders contain additional investment information. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING THE FUNDS AT:

                            WALDEN MUTUAL FUNDS

                            C/O UNITED STATES TRUST COMPANY OF BOSTON
                            40 COURT STREET
                            BOSTON, MASSACHUSETTS 02108

                            TELEPHONE: 1-800-282-8782 X 4050


INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:



You can obtain copies of Fund documents from the SEC as follows:



IN PERSON:



Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)



BY MAIL:



Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)



ON THE EDGAR DATABASE VIA THE INTERNET:



www.sec.gov



BY ELECTRONIC REQUEST:



publicinfo@sec.gov


Investment Company Act File No. 811-6526.

                                                           Recycle Symbol

                              BOSTON BALANCED FUND
                           WALDEN SOCIAL BALANCED FUND
                            WALDEN SOCIAL EQUITY FUND


                         EACH AN INVESTMENT PORTFOLIO OF

                               THE COVENTRY GROUP

                       STATEMENT OF ADDITIONAL INFORMATION


                                 AUGUST 1, 2001


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectuses for (1) Boston Balanced Fund and
(2) Walden Social Balanced Fund and Walden Social Equity Fund (collectively, the "Funds"), each dated the same date as the date hereof (the "Prospectuses"). The Funds are separate investment portfolios of The Coventry Group (the "Group"), an open-end investment management company. This Statement of Additional Information is incorporated in its entirety into each of the Prospectuses. Copies of the Prospectuses may be obtained by writing the Boston Trust Mutual Funds c/o United States Trust Company of Boston at 40 Court Street, Boston, Massachusetts 02108, or by telephoning toll free (800) 441-8782, ext. 4050.

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP

         The Coventry Group (the "Group") is an open-end investment management company which offers currently its shares in separate series. This Statement of Additional Information deals with three such portfolios: Boston Balanced Fund, Walden Social Balanced Fund and Walden Social Equity Fund (the "Funds"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in shares of a Fund should be made without first reading the applicable Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The following policies supplement the investment objectives and policies of each Fund as set forth in the Prospectuses.

  MONEY MARKET INSTRUMENTS

         Money market instruments selected for investment by the Funds include high grade, short-term obligations, including those issued or guaranteed by the U.S. Government, its agencies and instrumentalities, U.S. dollar-denominated certificates of deposit, time deposits and bankers' acceptances of U.S. banks (generally banks with assets in excess of $1 billion), repurchase agreements with recognized dealers and banks and commercial paper (including participation interests in loans extended by banks to issuers of commercial paper) that at the date of investment are rated A-1 by S&P or P-1 by Moody's, or, if unrated, of comparable quality as determined by the Adviser.

  REPURCHASE AGREEMENTS

         The Funds may enter into repurchase agreements. Under such agreements, the seller of a security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Funds together with the repurchase price on repurchase. In either case, the income to the Funds is unrelated to the interest rate on the security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Funds will enter generally into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of the Funds' net assets would be invested in illiquid securities including such repurchase agreements.

         For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Funds to the seller of the U.S. Government security subject to the repurchase agreement. In the event of the insolvency or default of the seller, the Funds could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. As with any unsecured debt instrument purchased for the Funds, the Investment Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

         There is also the risk that the seller may fail to repurchase the security. However, the Funds will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Funds plus accrued interest, and the Funds will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Funds will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

  WHEN-ISSUED SECURITIES

         The Funds are authorized to purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. To the extent that assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds would earn no income; however, it is the Funds' intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Funds do not believe that its net asset value or income will be affected adversely by its purchase of securities on a when-issued basis. The Funds will designate liquid securities equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

  FOREIGN SECURITIES

         Each Fund may invest up to 15% of its assets in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There can be no assurance that the Adviser will be able to anticipate these potential events and/or counter their impacts on a Fund's share price.

         Securities of foreign issuers may be held by the Funds in the form of American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

         Each Fund may invest without regard to the 15% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

  DEBT SECURITIES AND RATINGS

         Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security.

         If a security's rating is reduced while it is held by the Funds, the Adviser will consider whether the Funds should continue to hold the security, but the Funds are not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.

         The Funds reserves the right to invest up to 20% of its assets in securities rated lower than BBB by Standard & Poor's Ratings Group ("S&P") or lower than Baa by Moody's Investors Service, Inc. ("Moody's"), but rated at least B by S&P or Moody's (or, in either case, if unrated, deemed by the Adviser to be of comparable quality). Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could affect adversely their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is smaller and less active than that for higher quality securities, which may limit the Funds' ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a smaller and less actively traded market.

         Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Funds may have to replace the security with a lower-yielding security, resulting in a decreased return to investors. Also, because the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates, the value of the securities held by the Funds may decline proportionately more than funds consisting of higher-rated securities. If the Funds experience unexpected net redemptions, they may be forced to sell their higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Funds and increasing the exposure of the Funds to the risks of lower-rated securities. Investments in zero-coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

  OPTIONS AND FUTURES CONTRACTS

         To the extent consistent with its investment objectives and policies, each Fund may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts, to the extent of up to 5% of its assets. The Funds will engage in futures contracts and related options only for hedging purposes and will not engage in such transactions for speculation or leverage.

         Transactions in options on securities and on indexes involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. If the Funds were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire worthless. If the Funds were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Funds forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

         If trading were suspended in an option purchased by the Funds, the Funds would not be able to close out the option. If restrictions on exercise were imposed, the Funds might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Funds is covered by an option on the same index purchased by the Funds, movements in the index may result in a loss to the Funds; such losses might be mitigated or exacerbated by changes in the value of the Funds' securities during the period the option was outstanding.

         Use of futures contracts and options thereon also involves certain risks. The variable degree of correlation between price movements of futures contracts and price movements in the related portfolio positions of the Funds creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. Also, futures and options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, the Funds might not be able to close out a transaction at all or without incurring losses. Although the use of options and futures transactions for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. The Funds may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy. The Funds will segregate liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options and futures contracts to avoid leveraging of the Funds.

  ILLIQUID AND RESTRICTED SECURITIES.

         The Funds may not invest more than 5% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so-called "restricted securities"); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Funds' decision to dispose of such securities and the time when the Funds are able to dispose of them, during which time the value of the securities could decline. Securities which meet the requirements of Securities Act Rule 144A are restricted, but may be determined to be liquid by the Trustees, based on an evaluation of the applicable trading markets.

                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Funds' outstanding voting securities as defined in the 1940 Act. The Funds may not:

         1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

         2. (a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

                           (b) Mortgage, pledge or hypothecate any of its assets
                  except in connection with any such borrowings.

         3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (The Funds are not precluded from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         4. Purchase or sell real estate, commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectus and in this SAI).

         5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (This restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

         6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

         7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Funds would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Funds' assets may be invested without regard to this limitation.

         The Funds observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Funds may not:

         1. Purchase any security if as a result the Funds would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of a single issuer.

         2. Invest in any issuer for purposes of exercising control or management.

         3. Invest in securities of other investment companies which would result in the Funds owning more than 3% of the outstanding voting securities of any one such investment company, Funds owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or Funds owning securities of investment companies in the aggregate which would exceed 10% of the value of the Funds' total assets.

         4. Invest, in the aggregate, more than 5% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

         5. Invest more than 15% of its assets in securities of foreign issuers (including American Depositary Receipts with respect to foreign issuers, but excluding securities of foreign issuers listed and traded on a domestic national securities exchange).

         6. Invest in securities issued by any affiliate of the  Adviser.

         If a percentage restriction described in the Prospectuses or this statement of additional information is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policies regarding borrowing and illiquid securities or as otherwise specifically noted.

PORTFOLIO TURNOVER

         The portfolio turnover rate for the Funds is calculated by dividing the lesser of the Funds' purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.


         The portfolio turnover rate may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates generally will result in higher transaction costs, including brokerage commissions, to the Funds and may result in additional tax consequences to the Funds' Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions. For the period ended March 31, 2000, the portfolio turnover rates of the Boston Balanced Fund, the Social Balanced Fund and Social Equity Fund were 28.72%, 28.80% and 28.57%, respectively. For the fiscal year ended March 31, 2001, the portfolio turnover rates of the Boston Balanced Fund, the Social Balanced Fund and Social Equity Fund were 20.17%, 29.06% and 45.26%, respectively.


NET ASSET VALUE

         As indicated in the Prospectuses, the net asset value of the Funds is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Standard Time) on each day that the Exchange is open for trading. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The Funds do not expect to determine the net asset value of their shares on any day when the Exchange is not open for trading even if there is sufficient trading in portfolio securities on such days to materially affect the net asset value per share.

         Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Group. Short-term securities (i.e., with maturities of 60 days or less) are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or
(d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

                             MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

         Overall responsibility for management of the Group rests with its Board of Trustees. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

         The names of the Trustees and officers of the Group, their addresses, ages and principal occupations during the past five years are as follows:



                               POSITION(S)
NAME, ADDRESS AND AGE          HELD WITH THE GROUP                 PRINCIPAL
OCCUPATION DURING PAST 5 YEARS
---------------------          --------------------
-----------------------------------------

Walter B. Grimm*               President and Trustee               From June
1992 to present, employee of BISYS Fund
3435 Stelzer Road                                                  Services
Columbus, Ohio 43219
Age: 55

Maurice G. Stark               Trustee                             From June
1991 to present, Executive Vice
505 King Avenue
President-Finance and Treasurer, Battelle
Columbus, Ohio 43201                                               Memorial
Institute (scientific research
Age: 65                                                            and
development service corporation).

Michael M. Van Buskirk         Trustee                             From June
1991 to present, Executive Vice
37 West Board Street                                               President of
The Ohio Bankers' Association
Suite 1001                                                         (trade
association); from September 1987
Columbus, Ohio 43215-4162                                          to June 1991,
Vice President-Communications, TRW
Age: 53                                                            Information
Systems Group (electronic and space
                                                                   engineering).

John H. Ferring IV             Trustee                             From 1979 to
present, President and Owner
105 Bolte Lane                                                     of Plaze,
Incorporated, St. Clair, Missouri
St. Clair, Missouri
Age: 48

R. Jeffrey Young*              Chairman and Trustee                From 1993 to
present, employee of BISYS Fund
3435 Stelzer Road                                                  Services
Columbus, Ohio 43219
Age: 36

Sue A. Walters                 Vice President                      From July
1990 to present, employee of
3435 Stelzer Road                                                  BISYS Fund
Services
Columbus, Ohio 43219
Age: 50

Jennifer R. Brooks             Vice President                      From October,
1988 to present, employee of
3435 Stelzer Road                                                  BISYS Fund
Services.
Columbus, Ohio 43219
Age: 35

                               POSITION(S)
NAME, ADDRESS AND AGE          HELD WITH THE GROUP                 PRINCIPAL
OCCUPATION DURING PAST 5 YEARS
---------------------          --------------------
-----------------------------------------

Nadeem Yousaf                  Treasurer                           From August
1999 to present, employee of
3435 Stelzer Road                                                  BISYS Fund
Services; from March 1997 to
Columbus, Ohio 43219                                               June 1999,
employee of Investors Bank and
Age: 32                                                            Trust; from
October 1994 to March 1997, employee of

PricewaterhouseCoopers LLP; from September
                                                                   1990 to
February 1992, employee of KPMG Peat
                                                                   Marwick.

George L. Stevens              Secretary                           From
September 1996 to present, employee
3435 Stelzer Road                                                  of BISYS Fund
Services; from September
Columbus, Ohio 43219                                               1995 to
September 1996, Independent
Age: 50                                                            Consultant;
from September 1989 to September 1995,
                                                                   Senior Vice
President, AmSouth Bank, N.A.

Alaina V. Metz                 Assistant Secretary                 From June
1995 to present, employee of
3435 Stelzer Road                                                  BISYS Fund
Services; from May 1989 to June
Columbus, Ohio 43219                                               1995,
employee of Alliance Capital
Age: 33                                                            Management.



* Mr. Grimm and Mr. Young are each considered to be an "interested person" of the Group as defined in the 1940 Act.

         As of the date of this Statement of Additional Information, the Group's Officers and Trustees, as a group, own less than 1% of the Funds' outstanding Shares.


         The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services Ohio, Inc. ("BISYS Ohio") receives fees from the Funds for acting as administrator and for providing certain fund accounting services. Messrs. Young, Yousaf, Stevens and Grimm, and Ms. Metz, Ms. Brooks and Ms. Walters are employees of BISYS Fund Services.

         Trustees of the Group not affiliated with BISYS Fund Services receive from the Group an annual fee of $3,000, plus $2,250 for each regular meeting of the Board of Trustees attended and $1,000 for each special meeting of the Board attended in person and $500 for other special meetings of the Board attended by telephone and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with BISYS Fund Services do not receive compensation from the Group.

         For the twelve-month period ended March 31, 2001, the Trustees received the following compensation from the Group and from certain other investment companies (if applicable) that have the same Investment Adviser as the Funds or an Investment Adviser that is an affiliated person of the Group's Investment
Adviser:



                                                             PENSION OR
                       TOTAL COMPENSATION
                                    AGGREGATE            RETIREMENT BENEFITS
   EST. ANNUAL        FROM REGISTRANT AND
                                COMPENSATION FROM         ACCRUED AS PART OF
    BENEFITS          FUND COMPLEX PAID TO
NAME OF TRUSTEE                     THE FUNDS               FUND EXPENSES
 UPON RETIREMENT             TRUSTEE
---------------                     ---------               -------------
 ---------------             -------

Walter B. Grimm                    $0                           $0
      $0                     $0
Maurice G. Stark                   $2,120.97                    $0
      $0                     $10,000
Michael Van Buskirk                $2,120.97                    $0
      $0                     $10,000
John H. Ferring IV                 $2,120.97                    $0
      $0                     $10,000
R. Jeffrey Young                   $0                           $0
      $0                     $0



INVESTMENT ADVISER

         Investment advisory and management services are provided to the Funds by Boston Trust Investment Management, Inc. (the "Adviser"), pursuant to an Investment Advisory Agreement dated as of January 11, 2000. Under the terms of the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectuses of the Funds. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each Fund pays the Adviser a fee, computed daily and paid monthly, at the following annual rates: Boston Balanced Fund 0.75% of average daily net assets; Walden Social Balanced Fund 0.75% of average daily net assets; and Walden Social Equity Fund 0.75% of average daily net assets. The Adviser may from time to time voluntarily reduce all or a portion of its advisory fee with respect to the Funds to increase the net income of the Funds available for distribution as dividends.

         The Adviser is a wholly-owned subsidiary of United States Trust Company of Boston ("USTC"). Prior to May 12, 2001, USTC served as investment adviser to the Funds. As of May 12, 2001, the Adviser replaced USTC as the investment adviser and assumed all of USTC'S duties and responsibilities for providing investment advisory services to the Funds pursuant to an Assumption Agreement between USTC, the Adviser and the Funds.


         Unless sooner terminated, the Investment Advisory Agreement will continue in effect until February 28, 2002, and year to year thereafter for successive annual periods if, as to each Fund, such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined in the Funds' Prospectuses), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to the Funds at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act, or for reasons as set forth in the Agreement.

         The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.


         For the fiscal year ended March 31, 2000, the Funds paid USTC investment advisory fees pursuant to the terms of the Investment Advisory Agreement, and USTC reimbursed investment advisory fees pursuant to the terms of an expense limitation agreement in effect with respect to each of the Funds, as follows: the Boston Balanced Fund paid USTC investment advisory fees of $791,071 and USTC reimbursed the Fund $37,314 in advisory fees;
the Walden Social Balanced Fund paid USTC investment advisory fees of $68,212 and USTC reimbursed the Fund $25,565 in advisory fees; and the Walden Social Equity Fund paid USTC investment advisory fees of $137,884 and USTC reimbursed the Fund $24,222 in advisory fees.


         For the fiscal year ended March 31, 2001, the Funds paid USTC investment advisory fees pursuant to the terms of the Investment Advisory Agreement, and USTC reimbursed investment advisory fees pursuant to the terms of an expense limitation agreement in effect with respect to each of the Funds, as follows: the Boston Balanced Fund paid USTC investment advisory fees of $949,243 and USTC reimbursed the Fund $57,867 in advisory fees;
the Walden Social Balanced Fund paid USTC investment advisory fees of $101,042 and USTC reimbursed the Fund $38,240 in advisory fees; and the Walden Social Equity Fund paid USTC investment advisory fees of $176,126 and USTC reimbursed the Fund $33,384 in advisory fees.


CODE OF ETHICS

         The Coventry Group, the Adviser and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to securities trading practices of its personnel. Each Code permits covered personnel to trade in securities in which a Fund may invest, subject to certain restrictions and reporting requirements.

PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement with respect to the Funds, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with the Funds' investment objectives and restrictions, which securities are to be purchased and sold by the Funds, and which brokers are to be eligible to execute such Funds' portfolio transactions.

         Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

         Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

         Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Funds. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing the Funds' brokerage transactions which are in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to the Funds or to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its respective agreement regarding management of the Funds. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Adviser who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Investment Advisory Agreement, the Adviser is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the Adviser does follow such a practice, it will do so on a basis which is fair and equitable to the Group and the Funds.

         While the Adviser generally seeks competitive commissions, the Group may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above.

         Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable laws, rules and regulations, the Group will not, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, BISYS, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for the other Funds, other funds of the Group or any other investment company or account managed by the Adviser. Any such other fund, investment company or account may also invest in the same securities as the Group on behalf of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund of the Group managed by the Adviser, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect adversely the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire nor take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Adviser, any of its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds or any other fund of the Group.


         For the fiscal year ended March 31, 2000, Boston Balanced Fund, Walden Social Balanced Fund and Walden Social Equity Fund paid brokerage commissions of $65,828, $6,238.24 and $14,245.00, respectively. For the fiscal year ended March 31, 2001, Boston Balanced Fund, Walden Social Balanced Fund and Walden Social Equity Fund paid brokerage commissions of $37,363, $4,389 and $22,784, respectively.

ADMINISTRATOR AND FUND ACCOUNTING SERVICES


         BISYS Ohio serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated as of March 23, 1999 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Funds. The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.


         Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, assist the Group or its designee in the preparation of, and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to a fee calculated daily and paid periodically, at the annual rate equal to twenty one-hundredths of one percent (0.20%) of that Fund's average daily net assets.


         For the fiscal year ended March 31, 2000, the Boston Balanced Fund, Walden Social Balanced Fund and Walden Social Equity Fund paid the Administrator administrative fees of $213,923, $18,206 and $36,807, respectively and the Administrator voluntarily waived administrative fees of $55,735, $4,595 and $9,294, respectively. For the fiscal year ended March 31, 2001, the Boston Balanced Fund, Walden Social Balanced Fund and Walden Social Equity Fund paid the Administrator administrative fees of $253,133, $26,945 and $46,967, respectively and the Administrator voluntarily waived administrative fees of $63,284, $6,736 and $11,742, respectively.


         Unless sooner terminated as provided therein, the Administration Agreement has an initial term expiring on June 1, 2001. The Administration Agreement thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.


         In addition, BISYS Ohio provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated as of March 23, 1999. Under such Agreement, BISYS Ohio maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Funds' custodian, affirmation to the Funds' custodian of all portfolio trades and cash settlements, verification and reconciliation with the Funds' custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

DISTRIBUTOR


         BISYS Fund Services Limited Partnership ("BISYS") serves as agent for each of the Funds in the distribution of its Shares pursuant to a Distribution Agreement dated as of March 23, 1999 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to each Fund, such continuance is approved at least annually by (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.


         In its capacity as Distributor, BISYS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. BISYS receives no compensation under the Distribution Agreement.

CUSTODIAN


         United States Trust Company of Boston, 40 Court Street, Boston, Massachusetts 02108 (the "Custodian"), serves as the Funds' custodian pursuant to the Custody Agreement dated as of March 23, 1999. The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments. The Custodian is an affiliate of the Funds and it receives fees for the custodial services it provides.

         For the fiscal year ended March 31, 2000, the Boston Balanced Fund, Walden Social Balanced Fund and Walden Social Equity Fund paid custodial fees of $22,032, $3,737 and $4,284 respectively. For the fiscal year ended March 31, 2001, the Boston Balanced Fund, Walden Social Balanced Fund and Walden Social Equity Fund paid custodial fees of $25,087, $3,527 and $6,222 respectively.


TRANSFER AGENCY SERVICES

         United States Trust Company of Boston serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for all of the Funds pursuant to the Transfer Agency Agreement dated as of March 23, 1999. Pursuant to such Transfer Agency Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's shareholders of record: maintenance of shareholder records for each of the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record.


         For the fiscal year ended March 31, 2000, the Boston Balanced Fund, Walden Social Balanced Fund and Walden Social Equity Fund paid transfer agency fees to the Transfer Agent of $12,829, $14,095 and $14,125, respectively. For the fiscal year ended March 31, 2001 the Boston Balanced Fund, Walden Social Balanced Fund and Walden Social Equity Fund paid transfer agency fees to the Transfer Agent of $20,205, $16,391 and $15,111, respectively.



AUDITORS

         Arthur Andersen LLP, Columbus, Ohio, has been selected as independent auditors for the Funds for their current fiscal year. Arthur Andersen LLP performs an annual audit of the Funds' financial statements and provides other related services.

LEGAL COUNSEL

         Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Group.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES


         The Group is a Massachusetts business trust organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.001 per share. The Group consists of several funds organized as separate series of shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of the Fund will be required in connection with a matter, the Funds will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Funds. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be acted effectively upon with respect to the Funds only if approved by a majority of the outstanding shares of the Funds. However, Rule 18f-2 also provides that the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

         Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.


         As of May 31, 2001, no persons or entities owned beneficially or of record 5% or more of the outstanding shares of the Boston Balanced Funds, Walden Social Equity Fund or Walden Social Balanced Fund.


VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

         As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Funds means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

ADDITIONAL TAX INFORMATION

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of the Funds' shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         Each of the Funds is treated as a separate entity for federal income tax purposes and intends each year to qualify and elect to be treated as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of that Fund's shareholders. To qualify as a regulated investment company, each Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and, distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, the Funds' investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net mid-term or net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Funds would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although the Funds expect to qualify as a "regulated investment company" and thus to be relieved of all or substantially all of their federal income tax liability, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Funds do not qualify for the special tax treatment afforded regulated investment companies, all of their taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to their Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that each Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

         The excess of net long-term capital gains over short-term capital losses realized and distributed by the Funds and designated as capital gain dividends, whether paid in cash or reinvested in Fund shares, will be taxable to Shareholders. Capital gain dividends will generally be taxable to Shareholders as long-term capital gains, regardless of how long the Shareholder has held a Fund's Shares.

         Foreign taxes may be imposed on the Funds by foreign countries with respect to its income from foreign securities, if any. It is expected that, because less than 50% in value of each Fund's total assets at the end of its fiscal year will be invested in stocks or securities of foreign corporations, none of the Funds will be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Funds. Any such taxes will be taken as a deduction by the Funds.

         The Funds may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the

Funds by the Shareholder, if such Shareholder (1) fails to furnish the Group with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Group that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

         Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.

         Market Discount. If the Funds purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Funds in each taxable year in which the Funds owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Funds at a constant rate over the time remaining to the debt security's maturity or, at the election of the Funds, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

         Original Issue Discount. Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Funds, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

         Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Funds may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Funds at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

         Transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds, and losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

         Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Funds, which is taxed as ordinary income when distributed to Shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         Constructive Sales. Under certain circumstance, the Funds may recognize gain from the constructive sale of an appreciated financial position. If the Funds enter into certain transactions in property while holding substantially identical property, the Funds would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Funds' holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

         Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Funds accrue income or other receivables or accrue expenses or other liabilities denominated in a foreign currency and the time the Funds actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Funds' investment company taxable income available to be distributed to its Shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Funds would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each Shareholder's basis in his or her Fund shares.

         Passive Foreign Investment Companies. The Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Funds receive a so-called "excess distribution" with respect to PFIC stock, the Funds themselves may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Funds to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Funds held the PFIC shares. The Funds will themselves be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Funds would be required to include in their gross income their share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Funds' PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

YIELD

         Yields of the Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield will vary from time to time depending upon market conditions, the composition of the particular Fund's portfolio and operating expenses of the Group allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

CALCULATION OF TOTAL RETURN

         Average annual total return is a measure of the change in value of an investment in the Funds over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Funds immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of Shares purchased by a hypothetical $1,000 investment in that Fund all additional Shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of Shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.


         With respect to the Boston Balanced Fund, for the fiscal year ended March 31, 2001, the total return for the Fund was -5.00%. The Fund's average annual total returns for the five year period and the period from the commencement of the Fund's operations on December 1, 1995, through the fiscal year ended March 31, 2001 were 11.20% and 11.01%, respectively.

         With respect to the Walden Social Balanced Fund, for the fiscal year ended March 31, 2001, the total return for the Fund was -5.57%. The average annual total return for the Fund for the period from the Fund's commencement of operations on June 20, 1999, through the fiscal year ended March 31, 2001, was 1.02%.

         With respect to the Walden Social Equity Fund, for the fiscal year ended March 31, 2001, the total return for the Fund was -10.12%. The average annual total return for the Fund for the period from the Fund's commencement of operations on June 20, 1999, through the fiscal year ended March 31, 2001, was -2.20%.


PERFORMANCE COMPARISONS

         Investors may analyze the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, U.S.A. Today and local periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers.

         From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group;
(5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Group may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples must state clearly that they are based on an express set of assumptions and are not indicative of the performance of any Fund.

         Current yields or total return will fluctuate from time to time and may not be representative of future results. Accordingly, a Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund's quality, composition and maturity, as well as expenses allocated to such Fund.

MISCELLANEOUS

         Individual Trustees are generally elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals.

         The Group is registered with the Commission as an investment management company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

FINANCIAL STATEMENTS


         The financial statements of each Fund appearing in each Fund's Annual Report to Shareholders for the fiscal year ended March 31, 2001 have been audited by Arthur Andersen LLP, and are incorporated by reference herein.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------


         ITEM 23.  EXHIBITS

                  (a)(1)   Declaration of Trust(1)


                  (a)(2) Establishment and Designation of Three Series of Shares (Boston Balanced Fund, Walden Social Balanced Fund, and Walden Social Equity Fund)(3)


                  (b)(1)   By-Laws(2)

                  (c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a) hereto, define rights of holders of Shares(1)


                  (d)(1) Amended and Restated Investment Advisory Agreement between Registrant and United States Trust Company of Boston, as assumed by Boston Trust Investment Management, Inc. pursuant to the Assumption Agreement filed herewith as Exhibit (d)(2)(5)

                  (d)(2) Assumption Agreement between Registrant, United States Trust Company of Boston and Boston Trust Investment Management, Inc. - filed herewith


                  (e) Distribution Agreement between Registrant and BISYS Fund Services(3)

                  (f)      Not Applicable

                  (g) Custody Agreement between Registrant and United States Trust Company of Boston(3)

                  (h)(1) Administration Agreement between the Registrant and BISYS Fund Services(3)

                  (h)(2) Fund Accounting Agreement between the Registrant and BISYS Fund Services(3)

                  (h)(3) Transfer Agency Agreement between the Registrant and United States Trust Company of Boston(3)

                  (h)(4) Expense Limitation Agreement between the Registrant and United States Trust Company of Boston(3)

                  (i)      Opinion and Consent of Counsel - filed herewith


                  (j) Consent of Independent Public Accountants - filed herewith


                  (k)      Not Applicable

                  (l)      Not Applicable

                  (m)      Not Applicable

                  (n)      Not Applicable

                  (o)      Not Applicable

                  (p)(1)   Code of Ethics of Registrant(4)

                  (p)(2)   Code of Ethics of BISYS Fund Services(4)

                  (p)(3) Code of Ethics of Boston Trust Investment Management, Inc.(6)

__________________

1. Filed with initial Registration Statement on January 8, 1992 and incorporated by reference herein.
2. Filed with Post-Effective Amendment No. 2 on September 4, 1992 and incorporated by reference herein.
3. Filed with Post-Effective Amendment No. 51 on June 18, 1999 and incorporated by reference herein.


4.       Filed with Post-Effective Amendment No. 67 on April 14, 2000.
5.       Filed with Post-Effective Amendment No. 71 on June 30, 2000.
6.       Filed with Post-Effective Amendment No. 77 on August 1, 2000.


ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not applicable.

ITEM 25.          INDEMNIFICATION

                  Article IV of the Registrant's Declaration of Trust states as follows:

                  SECTION 4.3.  MANDATORY INDEMNIFICATION.

                  (a) Subject to the exceptions and limitations contained in paragraph
                  (b)      below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                    (b)      No indemnification shall be
                                             provided hereunder to a Trustee or
                                             officer:

                                             (i) against any liability to the
                                              Trust, a Series thereof, or the
                                              Shareholders by reason of a final
                                              adjudication by a court or other
                                              body before which a proceeding was
                                              brought
                           that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter

                  (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.


                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.



ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND THEIR OFFICERS AND DIRECTORS


                  (a) Boston Trust Investment Management, Inc., Boston, Massachusetts, is the investment adviser for the Funds. The business and other connections of Boston Trust Investment Management, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Boston Trust Investment Management, Inc. as currently filed with the SEC which is incorporated by reference herein.

ITEM 27.          PRINCIPAL UNDERWRITER

                  (a) BISYS Fund Services, Limited Partnership ("BISYS Fund Services") acts as distributor for Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, Ambassador Funds, American Independence Funds Trust, American Performance Funds, the AmSouth Mutual Funds, The BB&T Mutual Funds Group, The Eureka Funds, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Funds Trust, HSBC Mutual Funds Trust, HSBC Advisors Funds Trust, The Infinity Mutual Funds, Inc., Leader Funds, MMA Praxis Mutual Funds, Mercantile Mutual Funds, Inc., Metamarkets.com, Meyers Investment Trust, M.S.D.&T Funds, Old Westbury Funds, Inc., Pacific Capital Funds,

                  Summit Investment Trust, USAllianz Funds, USAllianz Funds Variable Insurance Products Trust, Van Ness Funds, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, The Vintage Mutual Funds, Inc. and The Willamette Funds.

                  (b) Partners of BISYS Fund Services, as of July 31, 2001, were as follows:


Name and Principal Business             Position and Offices with Underwriter
Positions and Offices with Registrant
 Address
BISYS Fund Services, Inc.               Sole General Partner
None
3435 Stelzer Road
Columbus, Ohio  43219

WC Subsidiary Corporation               Sole Limited Partner
None
150 Clove Road
Little Falls, New Jersey  07424






ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS


                  (a) The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Boston Trust Investment Management, Inc., 40 Court Street, Boston, Massachusetts, 02108 (records relating to its function as investment adviser); BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and distributor) and United States Trust Company of Boston, 40 Court Street, Boston, Massachusetts 02108 (records relating to its function as custodian and transfer agent).



ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.          UNDERTAKINGS.

                  None

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 85 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 31st day of July, 2001.


                               THE COVENTRY GROUP

                                    By:     /s/ Walter B. Grimm
                                            ---------------------
                                            Walter B. Grimm
By:      /s/ Patrick W.D. Turley
         --------------------------
         Patrick W.D. Turley, as attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                               Title
   Date
-----------                             ------
   ------
/s/Walter B. Grimm                      President and Trustee
   July 31, 2001
------------------------
Walter B. Grimm**                       (Principal Executive Officer)

/s/ John H. Ferring IV                  Trustee
   July 31, 2001
------------------------
John H. Ferring IV***

/s/ Maurice G. Stark                    Trustee
   July 31, 2001
------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk              Trustee
   July 31, 2001
------------------------
Michael M. Van Buskirk*

/s/ R. Jeffrey Young                    Chairman and Trustee
   July 31, 2001
------------------------
R. Jeffrey Young****

/s/ Nadeem Yousaf                       Treasurer (Principal
   July 31, 2001
------------------------
Nadeem Yousaf                           Financial and Accounting Officer)

By:      /s/ Patrick W.D. Turley
         ----------------------------------------
         Patrick W.D. Turley, as attorney-in-fact


* Pursuant to power of attorney filed with Pre-Effective Amendment No. 3 on April 6, 1992.

** Pursuant to power of attorney filed with Post-Effective Amendment No. 26 on May 1, 1996.

*** Pursuant to power of attorney filed with Post-Effective Amendment No. 39 on July 31, 1998.

**** Pursuant to power of attorney filed with Post-Effective Amendment No. 63 on November 30, 1999.